Revenue recognition	6 Months Ended
Jul. 03, 2021
Revenue from Contract with Customer [Abstract]
Revenue recognition
10. Revenue recognition
Our policies for recognizing sales have not changed from those described in the Company’s 2020 Annual Report on Form
10-K.
The Company attributes net sales to external customers to the U.S. and to all foreign countries based on the legal entity from which the sale originated. The following table presents our net sales by segment disaggregated by geographic markets and major products (Vertical) as follows:

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Primary geographic markets:
U.S.	$98,682	$53,166	$173,220	$125,136
International	11,134	4,851	18,374	11,526

Total net sales	$109,816	$58,017	$191,594	$136,662

Vertical:
Pain Treatments and Joint Preservation	$56,704	$28,868	$98,234	$70,151
Restorative Therapies	32,511	17,968	54,332	41,433
Bone Graft Substitutes	20,601	11,181	39,028	25,078

Total net sales	$109,816	$58,017	$191,594	$136,662